Stock-Based Compensation (Summary Of Stock Compensation Expense) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based Compensation	$ 76,302	$ 161,000	$ 456,750	$ 1,228,335
General and administrative [Member]
Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based Compensation	72,420	116,679	393,483	883,855
Research and development [Member]
Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based Compensation	$ 3,882	$ 44,321	$ 63,267	$ 344,480